Revenue and Other Income - Schedule of analysis of revenue (Detail) - HKD ($)		6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		$ 538,486,336		$ 351,522,552
Dividend income		50,213,509		48,711,208
Gain related to disposed investment				119,113,730
Dividend and gain related to disposed investment		50,213,509		167,824,938
Total net fair value changes on financial assets at fair value through profit or loss and stock loan		(141,508,552)		240,006,805
Net fair value changes on derivative financial assets		475,415,376		(36,005,365)
Total revenue		922,606,669		723,348,930
Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		9,352,544		42,543,660
Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		29,177,645		16,984,991
Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		285,598		496,168
Listed Equity Shares [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan		(300,371,893)		36,005,365
Unlisted Equity Shares [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan		158,863,341		204,001,440
Derivative financial Asset [member]
Disclosure Of Analysis Of Revenue [Line Items]
Net fair value changes on derivative financial assets		333,906,824		204,001,440
Investment Banking [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		435,985,156		291,497,733
Total revenue		435,985,156		291,497,733
Investment Banking [member] | Investment banking fee and income [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		435,985,156		291,497,733
Asset Management [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		38,815,787		60,024,819
Total revenue		38,815,787		60,024,819
Asset Management [member] | Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		9,352,544		42,543,660
Asset Management [member] | Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		29,177,645		16,984,991
Asset Management [member] | Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		285,598		496,168
Strategic Investment [member]
Disclosure Of Analysis Of Revenue [Line Items]
Dividend income		50,213,509		48,711,208
Gain related to disposed investment		0		119,113,730
Total revenue		384,120,333		371,826,378
Digital Solutions and Services Income [Member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		56,018,141		0
Total revenue	[1]	56,018,141
Fashion and Luxury Media Advertising and Marketing Services Income [Member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		7,667,252	[2]	$ 0
Total revenue	[2]	$ 7,667,252

[1]	Digital ecosystem solutions and other services segment represents the business of AMTD Digital which was acquired in February 2022.
[2]	Fashion and luxury media advertising and marketing services segment represents the business of L’Officiel Inc. SAS (“L’Officiel”) which was acquired in April 2022.